Operating costs and other operating income	12 Months Ended
Dec. 31, 2023
Operating costs and other operating income
Operating costs and other operating income

8.      Operating costs and other operating income

RESEARCH AND DEVELOPMENT EXPENDITURE

The following table summarizes research and development expenditure for the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Personnel costs	€(95,788)	€(115,484)	€(128,402)
Subcontracting	(82,997)	(61,192)	(126,881)
Disposables and lab fees and premises costs	(18,083)	(19,529)	(22,933)
Depreciation	(22,254)	(51,493)	(15,709)
Professional fees	(9,272)	(9,316)	(12,234)
Other operating expenses	(12,900)	(12,783)	(14,344)
Total R&D expenses	€(241,294)	€(269,797)	€(320,503)

(*) The 2022 and 2021 comparatives have been restated to reflect the impact of classifying the Jyseleca® business as discontinued operations in 2023.

The table below summarizes our research and development expenditure for the years ended December 31, 2023, 2022 and 2021, broken down by program.

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)

Ziritaxestat program	€—	€(1,096)	€(26,725)
SIKi program	(18,900)	(47,727)	(91,957)
TYK2 program on GLPG3667	(31,289)	(24,467)	(27,141)
CAR-T programs in oncology	(82,218)	(29,999)	—
Other programs	(108,887)	(166,507)	(174,680)
Total R&D expenses	€(241,294)	€(269,797)	€(320,503)

(*) The 2022 and 2021 comparatives have been restated to reflect the impact of classifying the Jyseleca® business as discontinued operations in 2023.

SALES AND MARKETING EXPENSES

The following table summarizes the sales and marketing expenses for the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Personnel costs	€(2,997)	€(1,693)	€(1,709)
Depreciation	(113)	(59)	(37)
External outsourcing costs	(1,776)	(1,267)	(1,802)
Professional fees	(131)	(99)	(15)
Other operating expenses	(659)	(363)	(214)
Total sales and marketing expenses	€(5,676)	€(3,480)	€(3,776)

(*) The 2022 and 2021 comparatives have been restated to reflect the impact of classifying the Jyseleca® business as discontinued operations in 2023.

GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the general and administrative expenses for the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Personnel costs	€(66,098)	€(76,536)	€(60,364)
Depreciation and impairment	(15,978)	(8,529)	(16,338)
Legal and professional fees	(23,250)	(23,715)	(25,345)
Other operating expenses	(22,963)	(26,375)	(25,697)
Total general and administrative expenses	€(128,289)	€(135,155)	€(127,744)

(*) The 2022 and 2021 comparatives have been restated to reflect the impact of classifying the Jyseleca® business as discontinued operations in 2023.

OTHER OPERATING INCOME

The following table summarizes other operating income for the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Grant income	€6,618	€1,873	€7,334
R&D incentives income	32,968	29,104	37,416
Other income	7,686	5,150	1,325
Total other operating income	€47,272	€36,127	€46,075

(*) The 2022 and 2021 comparatives have been restated to reflect the impact of classifying the Jyseleca® business as discontinued operations in 2023.

The grant income in 2023, 2022 and 2021was fully related to grants from a Flemish agency and the Belgian government. In many cases these grant agreements carry clauses which require us to maintain a presence in the same region for a number of years and invest according to pre-agreed budgets. Grant income in 2023 also included a grant of €6.1 million from the National Institute for Health and Disability Insurance (2022: nil, 2021: €5.4 million). This grant aimed to incentivize innovative Belgian biotech companies who are performing research and development activities in order to identify new medicines.

R&D incentives income was primarily composed of:

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Income from innovation incentive system in France	€5,881	€11,075	€12,245
Income from Belgian R&D incentives	16,535	10,339	14,835
Tax rebates on payroll withholding taxes of R&D personnel (Belgium & the Netherlands)	10,552	7,689	10,336
Total R&D incentives income	€32,968	€29,104	€37,416